Document and Entity Information	Nov. 04, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001738177
Document Period End Date	Nov. 04, 2021
Entity Registrant Name	CAMBIUM NETWORKS CORP
Entity Incorporation, State or Country Code	E9
Entity File Number	001-38952
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	3800 Golf Road
Entity Address, Address Line Two	Suite 360
Entity Address, City or Town	Rolling Meadows
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60008
City Area Code	345
Local Phone Number	943-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Trading Symbol	CMBM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true